Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2016	$756.2
2015	748.3
2014	681.8

Property and Equipment
The useful lives for property and equipment at December 31, 2016, were:

Useful Lives
Computer equipment and laptops	3 years
Software licenses (internal use)	1-5 years
Capitalized software	3-10 years
Buildings, improvements, and integrated components	7-40 years
All other property and equipment	3-15 years

Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2016	$2.9
2015	2.4
2014	1.3

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation, both our equity and liability awards, for the years ended December 31, was:

(millions)	2016	2015	2014
Pretax expense	$85.2	$66.2	$51.4
Tax benefit	29.8	23.2	18.0

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2016	2015	2014
Income taxes	$459.4	$701.8	$515.0
Interest	139.2	132.0	116.0